Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the year	$ 36,448	$ (2,087)	$ (10,918)
Items that may be subject to transfer to profit and loss statement
Change in fair value of cash flow hedges	(22,437)	218,737	33,846
Currency translation differences	24,584	(33,704)	(41,956)
Tax effect	1,258	(54,405)	(9,139)
Net income/(expense) recognized directly in equity	3,405	130,628	(17,249)
Cash flow hedges	(27,115)	38,187	58,292
Tax effect	6,779	(9,547)	(14,573)
Transfers to profit and loss statement	(20,336)	28,640	43,719
Other comprehensive income/(loss)	(16,931)	159,268	26,470
Total comprehensive income for the year	19,517	157,181	15,552
Total comprehensive (income)/loss attributable to non-controlling interest	8,171	(14,613)	(14,586)
Total comprehensive income attributable to the Company	$ 27,688	$ 142,568	$ 966